SENIOR NOTES AND LOANS (Tables)	0 Months Ended
Dec. 31, 2014
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans
NOTE 12—SENIOR NOTES AND LOANS:
a.	Senior notes and loans consisted of the following:
	Weighted average interest rate as of December 31, 2014	December 31,
		2014	2013

	%	(U.S. $ in millions)
Senior notes (1)(2)(3)	2.9	$8,335	$9,517
Loans, mainly from banks (4)(5)	1.2	1,401	1,671
Debentures (5)	7.2	15	15

		9,751	11,203
Less - current portion (included under “short-term debt”)		(1,185)	(816)

		$8,566	$10,387

c. The required annual principal payments of long-term debt as of December 31, 2014, starting with the year 2016, are as follows:
December 31,
2014

(U.S. $ in millions)
2016	$978
2017	568
2018	779
2019	1,517
2020 and thereafter	4,724
$8,566